Organization and Principal Activities - Schedule of Condensed Consolidated Statements Data for the VIEs (Paranthatical) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity [Member]
Investments in and Advances to Affiliates [Line Items]
Outstanding balances for Varibale Interest Entity fees Charged	¥ 0	¥ 0	¥ 0
Service fees receivable from variable interest entity set off against intercompany receivables	415,100
Wholly foreign-owned enterprise And Other Subsidiaries [Member]
Investments in and Advances to Affiliates [Line Items]
Variable Interest Entity Service Fees Charged Amount	6,863,000	8,664,000	7,543,000
Payment of Variable Interest Entity Service Fees	¥ 6,433,200	¥ 8,664,000	¥ 7,543,000